Income tax ("IR") and social contribution ("CSL") (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax IR And Social Contribution CSL [Abstract]
Income (loss) before IR and CSL and after discontinued operations	R$ 5,264,577	R$ (140,010)	R$ 4,414,161
IR and CSL at the rate of 34%	(1,789,956)	47,603	(1,500,815)
Permanent adjustments to the IR and CSL calculation basis
IR and CSL on equity in results of investees	2,201	10,227	755
IR and CSL accrued in previous years		(46,460)	(7,686)
Deferred tax losses and negative base	39,092		(10,253)
Tax benefits (Sudene and PAT)	87,186
Difference of rate applicable to each country	250,130	81,638
Fine in leniency agreement	(117,140)	(692,299)
Other permanent adjustments	170,805	(16,755)	(142,355)
Effect of IR and CSL on results of operations	(1,357,682)	(616,046)	(1,660,354)
Breakdown of IR and CSL:
Current IR and CSL	(869,493)	(898,845)	(391,968)
Deferred IR and CSL	(488,189)	282,799	(1,268,386)
Total	R$ (1,357,682)	R$ (616,046)	R$ (1,660,354)